PUTNAM EQUITY INCOME FUND

              PROSPECTUS SUPPLEMENT DATED JANUARY 13, 1997
                    TO PROSPECTUS DATED APRIL 1, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                       Year       (at least 5 years)
                       -----      -------------------------

Edward P. Bousa        1992       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since October,
                                  1992.  Prior to October, 1992,
                                  Mr. Bousa was a Vice President
                                  and Portfolio Manager at
                                  Fidelity Investments.

Kenneth J. Taubes      1994       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1991.

Rosemary H. Thomsen    1995       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1986.


Robert M. Paine        1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1987.




                                              30594 1/97